Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Value-Added Tax payable		$ 19
Other tax payable	108	85
Customer contract liability, current	105	128
Other current liabilities	196	208
Total other current liabilities	$ 409	$ 440